SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION - Financial instruments (Details)	12 Months Ended
Dec. 31, 2023 item
SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION
Number of stages for recognition of expected credit losses	2
Period to trigger provision	12 months
Past due period for default	90 days
Past due period for significant increased risk	30 days